Document and Entity Information	Nov. 05, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001747777
Document Type	8-K
Document Period End Date	Nov. 05, 2025
Entity Registrant Name	BLUE OWL TECHNOLOGY FINANCE CORP.
Entity Incorporation State Country Code	MD
Entity File Number	000-55977
Entity Tax Identification Number	83-1273258
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	419-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	OTF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false